EQUITY - Additional information (Details)	May 24, 2023 USD ($)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	May 11, 2022 $ / shares	Jul. 06, 2019 $ / shares shares	May 23, 2023 USD ($)	Mar. 20, 2023 USD ($) $ / shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 06, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares	Dec. 04, 2018 $ / shares shares
EQUITY
Share consolidation ratio	3.2	6	3.2	3.2	20
Ordinary shares, par value | $ / shares		$ 0.0016		$ 0.0005	$ 0.0005		$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016		$ 0.0096	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01	$ 0.0096
Authorized capital | $	$ 60,000	$ 60,000	$ 60,000			$ 50,000	$ 50,000	$ 60,000	$ 50,000		$ 50,000	$ 50,000
Ordinary shares, shares authorized | shares		6,250,000						37,500,000	31,250,000	6,250,000	31,250,000		6,250,000	100,000,000	100,000,000	100,000,000	5,000,000	6,250,000
Ordinary shares, shares issued | shares					2,040					1,534,487			1,534,487	20,400,000	20,400,000		102
Ordinary shares, shares outstanding | shares										1,534,487			1,534,487	20,400,000	20,400,000	20,400,000
2022 Share Consolidation
EQUITY
Share consolidation ratio		0.17		0.17
Ordinary shares, par value | $ / shares				$ 0.0016
2023 Share Consolidation
EQUITY
Share consolidation ratio		1
Ordinary shares, par value | $ / shares		$ 0.0096